Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Investments accounted for using the equity method
Investments accounted for using the equity method

14   Investments accounted for using the equity method

(a)	Investment in associate

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
At beginning of year	115,124	172,757	184,907
Additions	60,000	—	—
Share of (losses)/gain of associate	(4,878)	12,150	25,291
Gain on dilution of interest in associate (Note 8)	2,511	—	—
	172,757	184,907	210,198
Less: impairment loss allowance	—	—	(10,998)
At end of year	172,757	184,907	199,200
(i)	On March 28, 2017, Shanghai OneConnect set up Pingan Puhui Lixin Asset Management Co., Ltd. (“Puhui Lixin”) with Pingan Puhui Enterprise Management Co., Ltd. (“Puhui Management”), a subsidiary of Lufax, by investing a capital amount of RMB40,000,000. In January 2019, Shanghai OneConnect made an additional capital injection of RMB100,000,000 into Puhui Lixin. On February 20, 2020, Puhui Management made another additional capital injection of RMB40,000,000 into Puhui Lixin. Accordingly, the Group’s equity interests in the investee were diluted from 35% to 31.82%, resulting in a dilution gain amounting to RMB2,511,000. In March 2020, Shanghai OneConnect made an additional capital injection of RMB60,000,000 into Puhui Lixin, and the Group’s equity interests in the investee were increased to 40%.

14   Investments accounted for using the equity method (Continued)

(a)	Investment in associate (Continued)

On November 24, 2022, Shanghai OneConnect entered into the Equity Transfer Agreement with Puhui Management, pursuant to which Shanghai OneConnect conditionally agreed to sell, and Puhui Management conditionally agreed to purchase, the Group’s 40% equity interest in Puhui Lixin at a consideration of RMB199,200,000. Upon the completion, Shanghai OneConnect will no longer hold any equity interest in Puhui Lixin. As at December 31, 2022, the aforementioned transaction was subject to the extraordinary general meeting’s approval. Impairment charges on associates of RMB10,998,000 was recognized based on the expected consideration of the transaction.

(ii)	Summarised financial information for associate

Summarised balance sheet	As at December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Total assets	423,148	1,075,852	1,686,575
Total liabilities	(60,650)	(682,979)	(1,230,475)
Net assets	362,498	392,873	456,100

Summarised income statement	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Operating income	51,690	96,372	144,762
Profit or loss from continuing operations	(13,473)	30,375	63,228

Group’s share %	40%	40%	40%
Group’s share in net assets	144,999	157,149	182,440
Goodwill	27,758	27,758	27,758
	172,757	184,907	210,198
Less: impairment charges on associates	—	—	(10,998)
Carrying amount	172,757	184,907	199,200

(b)	Investment in joint venture

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

At beginning of year	3,705	2,976	439
Additions	2,040	—	—
Share of losses of joint venture	(2,924)	(2,204)	(439)
Exchange difference	155	(333)	—
At end of year	2,976	439	—

On August 23, 2019, the Group entered into an investment in SBI OneConnect Japan Co., Ltd. (“SBI Japan”) with SBI Holdings, Inc., (“SBI”) by investing a capital of RMB4,321,000 (JPY65,100,000), and held the equity interest as to 31%. The Group shares control with SBI and accounts for the investment as a joint venture. In October 2021, the Company disposed of the investment to SBI at no consideration as it was fully impaired considering accumulated losses.

14   Investments accounted for using the equity method (Continued)

(b)	Investment in joint venture (Continued)

The Group entered into an agreement of setting up Financial Open Portal (Guangxi) Cross-border Financial Digital Co., Ltd. (“Open Portal Guangxi”) with Digital Guangxi Group Co., Ltd. (“Digital Guangxi”) on April 10, 2020. The Group made a capital injection of RMB2,040,000 on July 10, 2020. The Group and Digital Guangxi owned the equity interest in Open Portal Guangxi as to 51% and 49%, respectively. The Group shares control with Digital Guangxi and accounts for the investment as a joint venture. The decisions on major operational and financial activities require the unanimous consent of the Group and Digital Guangxi pursuant to the provisions of the article of association of Open Portal Guangxi.